Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Sep. 30, 2020	Sep. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Land use rights	$ 193,168	$ 184,103
Less: accumulated amortization	(52,175)	(45,731)
Land use right, net	$ 140,993	$ 138,372